COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2025
CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 6: — COMMITMENTS AND CONTINGENT LIABILITIES

As of June 30, 2025, the Group had issued one bank guarantee to secure certain obligations it has in respect of a lease agreement of its offices in Israel, for a total secured amount of $103.

Certain long-term investments in an aggregate amount of $359 were pledged by the Israeli subsidiary in favor of Israeli banks to secure certain activity with the bank, mainly the Group’s hedging activities.